Annual Total Returns- SmartRetirement Blend 2050 Fund (I Shares) [BarChart] - I Shares - SmartRetirement Blend 2050 Fund - Class I	2013	2014	2015	2016	2017	2018	2019	2020
Total	20.74%	6.73%	(1.38%)	8.53%	20.21%	(8.54%)	24.38%	13.10%